Fair Value Measurements (Common Collective Trusts) (Details) - EBP020 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Master Trust [Line Items]
Investment, Fair Value	$ 584,186,172	$ 534,792,628
Master Trust [Member]
Master Trust [Line Items]
Investment, Fair Value	1,073,128,380	974,426,006
Common Collective Trust [Member] | Master Trust [Member]
Master Trust [Line Items]
Investment, Fair Value	389,436,814	345,424,320
Fair Value Measured at Net Asset Value Per Share [Member] | Common Collective Trust [Member] | Master Trust [Member]
Master Trust [Line Items]
Investment, Fair Value	389,436,813	345,424,320
Fair Value Measured at Net Asset Value Per Share [Member] | Target Date Strategy Funds [Member] | Master Trust [Member]
Master Trust [Line Items]
Investment, Fair Value	381,561,598	338,587,009
NAV, Unfunded Commitment	0
Fair Value Measured at Net Asset Value Per Share [Member] | Target Income Strategy Fund [Member] | Master Trust [Member]
Master Trust [Line Items]
Investment, Fair Value	7,875,215	$ 6,837,311
NAV, Unfunded Commitment	$ 0